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February 20, 1996



Securities and Exchange Commission
Attention:  Filing Desk, Stop 1-4
450 Fifth Street, N.W.
Washington, D.C.  20549-1004

RE:  Rule 24f-2 Notice for
     IDS Life Variable Annuity Fund B
       (Group and Individual)
     File No. 2-47430/811-1674
              2-29358/811-1674

Gentlemen:

[i]   In accordance with the provisions of Rule 24f-2, IDS Life
      Variable Annuity Fund B hereby files its Rule 24f-2 Notice for the fiscal year ended December 31, 1995 ("Fiscal Year").

[ii]  Amount of securities registered other
      than under 24f-2 which were unsold at
      the beginning of the fiscal year.              $          0

[iii] Amount of securities registered during
      the fiscal year other than under 24f-2.        $          0

[iv]  Amount of securities sold during the
      fiscal year.                                   $(51,071,000)*

[v]   Amount of securities sold pursuant to 24f-2.   $(51,071,000)

[vi]  Fee $(51,071,000)   /   2900   equals          $          0

*    Sales of $14,625,000 minus redemptions of $65,696,000

Enclosed please find an opinion of counsel.

If there are any questions, please contact the undersigned.

Very truly yours,

IDS LIFE VARIABLE ANNUITY FUND B



Mary Ellyn Minenko
Counsel
(612) 671-3678

MEM/NL/rdh

Enclosures